Non-controlling Interest (NCI) (Tables)	6 Months Ended
Jun. 30, 2025
Noncontrolling Interest [Abstract]
Schedule of Non controlling Interest

Amount
Balance, January 1, 2025	$6,288

Drykon Maritme Corp. income attributable to non-controlling interest (40%)	51
Accuship Maritme Ltd. loss attributable to non-controlling interest (40%)	(207)
Balance, June 30, 2025	$6,132